Short-Term Time Deposits	12 Months Ended
Dec. 31, 2011
Short-Term Time Deposits [Abstract]
Short-Term Time Deposits
4.	SHORT-TERM TIME DEPOSITS

Short-term time deposits consist of deposits of $12,380 and nil with an original maturity of six months and an interest rate of 1.98% and nil per annum as of December 31, 2010 and 2011, respectively.